Summary of significant accounting policies (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2014 PRC USD ($)	Mar. 31, 2014 PRC CNY	Mar. 31, 2013 PRC CNY	Mar. 31, 2014 U.S. dollar USD ($)	Mar. 31, 2014 U.S. dollar CNY	Mar. 31, 2013 U.S. dollar USD ($)	Mar. 31, 2013 U.S. dollar CNY	Mar. 31, 2014 Australian dollars AUD	Mar. 31, 2014 Australian dollars CNY	Mar. 31, 2013 Australian dollars AUD	Mar. 31, 2013 Australian dollars CNY	Mar. 31, 2014 Renminbi CNY	Mar. 31, 2013 Renminbi CNY	Mar. 31, 2014 Hong Kong dollars CNY	Mar. 31, 2014 Hong Kong dollars HKD	Mar. 31, 2013 Hong Kong dollars CNY	Mar. 31, 2013 Hong Kong dollars HKD	Mar. 31, 2014 Singapore dollars CNY	Mar. 31, 2014 Singapore dollars SGD	Mar. 31, 2013 Singapore dollars CNY	Mar. 31, 2013 Singapore dollars SGD
Cash and Cash Equivalents
Cash and cash equivalents	$ 302,892	1,882,901	$ 240,347	1,494,099	794,311	611,387	$ 291,488	1,812,007	1,470,844	$ 398	2,474	$ 1,451	9,012	242	1,378	137	895	1,812,025	1,469,512	64,503	81,188	14,542	17,820	2,521	515	138	27
Accounts Receivable Additional Disclosures [Abstract]
Threshold age of accounts receivable in order to write-off	3 years	3 years